LANDFILL CLOSURE AND POST-CLOSURE OBLIGATIONS - Obligation Maturities (Details) - Landfill closure and post-closure obligations - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of other provisions [line items]
Landfill closure and post-closure obligations	$ 735.6	$ 236.6	$ 162.8
Less than 1 year
Disclosure of other provisions [line items]
Landfill closure and post-closure obligations	55.3
Between 1-2 years
Disclosure of other provisions [line items]
Landfill closure and post-closure obligations	38.0
Between 2-5 years
Disclosure of other provisions [line items]
Landfill closure and post-closure obligations	83.5
Over 5 years
Disclosure of other provisions [line items]
Landfill closure and post-closure obligations	$ 558.8